Movements in Equity - Analysis of Other Comprehensive Income by Equity Category (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	£ (59)	£ (832)	£ (480)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries	36	(75)
Fair value movements on cash flow hedges	(19)	(20)	140
Reclassification of cash flow hedges to income and expense	54	3	(175)
Tax on fair value movements on cash flow hedges	(18)	16	(22)
Deferred tax reversed on reclassification of cash flow hedges			20
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	(34)	(75)	(1)
Fair value movements on equity investments	1,348	372	180
Tax on fair value movements on equity investments	(220)	(95)	10
Remeasurement losses on defined benefit plans	(187)	(1,050)	728
Tax on remeasurement of defined benefit plans	69	189	(146)
Other comprehensive (expense)/income for the year	970	(1,567)	254
Retained earnings [member]
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	(51)	(830)	(458)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries	36	(75)
Items that will not be reclassified to income statement:
Remeasurement losses on defined benefit plans	(187)	(1,050)	728
Tax on remeasurement of defined benefit plans	69	189	(146)
Other comprehensive (expense)/income for the year	(133)	(1,766)	124
Other reserves [member]
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges	(8)	(2)	(22)
Fair value movements on cash flow hedges	(19)	(20)	140
Reclassification of cash flow hedges to income and expense	54	3	(175)
Tax on fair value movements on cash flow hedges	(18)	16	(22)
Deferred tax reversed on reclassification of cash flow hedges			20
Items that will not be reclassified to income statement:
Fair value movements on equity investments	1,348	372	180
Tax on fair value movements on equity investments	(220)	(95)	10
Other comprehensive (expense)/income for the year	1,137	274	131
Non- controlling interests [member]
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests	(34)	(75)	(1)
Other comprehensive (expense)/income for the year	£ (34)	£ (75)	£ (1)